1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Accounting Policies [Abstract]
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	2,072,800	1,462,000	2,072,800	1,462,000
Goodwill impairment	$ 0	$ 0	$ 0	$ 0